May 28, 2010

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       Vanguard Specialized Funds (the “Trust”)

            File No. 2-88116

Commissioners:

Enclosed is the 70th Post-Effective Amendment to the Trust’s registration statement on Form N-1A, which is being filed pursuant to Rule 485(b) under the Securities Act of 1933. The prospectuses for Vanguard Dividend Appreciation Fund and Vanguard REIT Index Fund (for share classes other than Signal Shares) are being filed pursuant to Rule 485(b)(1)(vii) following a request for permission to file pursuant to Rule 485(b)(1)(vii) made on March 25, 2010. This Amendment also includes, for prospectuses of all series and share classes of the Trust, (1) audited financial information for the fiscal year ended January 31, 2010, and (2) a number of non-material editorial changes. This amendment does not contain disclosures that would render it ineligible to become effective under 485(b).

The Trust certifies that the new disclosure required under new Form N-1A is substantially similar to the disclosure contained in the registration statement that was filed pursuant to Rule 485(a) on October 29, 2009 for the Vanguard World Funds, Post-Effective Amendment No. 112, which was reviewed and commented on by the Staff, and that all other disclosure contained in this filing is otherwise eligible to become effective under paragraph (b) under Rule 485. Pursuant to the requirements of 485(b), this Amendment designates an effective date of May 28, 2010.

Sincerely,

Michael J. Drayo

Associate Counsel

The Vanguard Group, Inc.

Enclosures

cc:        Christian Sandoe, Esq.

            U.S. Securities & Exchange Commission